OTHER FINANCIAL ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Current Assets	$ 383,984	$ 275,549	$ 559,919
Non-current assets	58,700		88,090
Total Assets	442,684		648,009
Other Financial Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets	341,233		497,571
Non-current assets	58,700		87,571
Total Assets	399,933		585,142
Hedging Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets	23,355		62,348
Non-current assets			519
Total Assets	23,355		62,867
Hedging Assets Categories [Member] | Interest Accrued Since The Last Payment Date Of Cross Currency Swap [Member]
Disclosure of financial assets [line items]
Current Assets			202
Non-current assets
Total Assets			202
Hedging Assets Categories [Member] | Fair Value Of Interest Rate Derivatives [Member]
Disclosure of financial assets [line items]
Current Assets	19,460		3,113
Non-current assets
Total Assets	19,460		3,113
Hedging Assets Categories [Member] | Fair Value Of Foreign Currency Derivatives [Member]
Disclosure of financial assets [line items]
Current Assets	3,895		48,322
Non-current assets			519
Total Assets	3,895		48,841
Hedging Assets Categories [Member] | Fair Value Of Fuel Price Derivatives [Member]
Disclosure of financial assets [line items]
Current Assets			10,711
Non-current assets
Total Assets			10,711
Derivatives Not Recognized As A Hedge Categories [Member]
Disclosure of financial assets [line items]
Current Assets	19,396
Non-current assets
Total Assets	19,396
Derivatives Not Recognized As A Hedge Categories [Member] | Foreign Currency Derivatives Not Recognized As A Hedge [Member]
Disclosure of financial assets [line items]
Current Assets	19,396
Non-current assets
Total Assets	19,396
Private Investment Funds [Member] | Other Financial Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets	322,428		472,232
Non-current assets
Total Assets	322,428		472,232
Deposits In Guarantee (Aircraft) [Member] | Other Financial Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets	9,610		15,690
Non-current assets	37,636		41,058
Total Assets	47,246		56,748
Guarantees For Margins Of Derivatives [Member] | Other Financial Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets	661		2,197
Non-current assets
Total Assets	661		2,197
Other Investments [Member] | Other Financial Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets
Non-current assets	494		494
Total Assets	494		494
Domestic And Foreign Bonds [Member] | Other Financial Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets	1,394		1,421
Non-current assets
Total Assets	1,394		1,421
Other Guarantees Given [Member] | Other Financial Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets	7,140		6,031
Non-current assets	20,570		46,019
Total Assets	$ 27,710		$ 52,050